UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22185

                                        IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                 Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                          Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code:      1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

July 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 1.0%
Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index Total Return ETN*	88	$2,038

MLP Fund — 0.2%
JPMorgan Alerian MLP Index ETN	4,892	156,104

Volatility Fund — 0.8%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	81,062	825,211
Total Exchange Traded Notes
(Cost $1,523,500)		983,353

Investment Companies — 98.7%

Aggregate Bond Funds — 11.8%
iShares Core U.S. Aggregate Bond ETF	58,294	6,588,971
SPDR Barclays Aggregate Bond ETF	3,920	234,024
Vanguard Total Bond Market ETF(c)	63,107	5,341,377

Total Aggregate Bond Funds		12,164,372

BRIC Equity Funds — 0.4%
iShares India 50 ETF(b)	1,554	46,278
iShares MSCI Brazil Capped ETF	2,562	85,161
iShares MSCI India ETF	8,064	238,291
iShares MSCI Russia Capped ETF	96	1,317
VanEck Vectors Russia ETF	409	7,375

Total BRIC Equity Funds		378,422

Broad Fund — 0.0%(a)
PowerShares DB Commodity Index Tracking Fund*	513	7,326

Currency Strategy Fund — 2.2%
PowerShares DB G10 Currency Harvest Fund*	92,451	2,252,106

Euro Fund — 1.9%
CurrencyShares Euro Trust*(b)	17,761	1,935,239

Europe Equity Funds — 3.2%
iShares Europe ETF	8,434	328,504
iShares MSCI Eurozone ETF	38,434	1,300,222
Vanguard FTSE Europe ETF(b)	35,019	1,691,068

Total Europe Equity Funds		3,319,794

Floating Rate Funds — 3.8%
PowerShares Senior Loan Portfolio	142,618	3,308,737
SPDR Blackstone/GSO Senior Loan ETF	12,535	590,148

Total Floating Rate Funds		3,898,885

International Equity Core Funds — 4.8%
iShares MSCI EAFE ETF	53,911	3,127,916
Vanguard FTSE Developed Markets ETF(b)	48,881	1,800,287

Total International Equity Core Funds		4,928,203

International REITS Fund — 0.1%
SPDR Dow Jones International Real Estate ETF	2,066	88,673

Investment Grade Corporate Bond Funds — 20.8%
iShares Core U.S. Credit Bond ETF	4,885	558,307
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	168,042	20,835,527

Total Investment Grade Corporate Bond Funds		21,393,834

	Shares	Value
Investment Companies (continued)

Japan Equity Fund — 1.4%
iShares MSCI Japan ETF	121,736	$1,468,136

Silver Fund — 0.6%
iShares Silver Trust*(b)	29,922	578,991

Treasury Inflation-Protected Securities Fund — 3.3%
iShares TIPS Bond ETF	29,130	3,405,297

U.S. Large Cap Core Funds — 2.5%
Financial Select Sector SPDR Fund	55,712	1,317,032
Technology Select Sector SPDR Fund	26,963	1,252,701

Total U.S. Large Cap Core Funds		2,569,733

U.S. Large Cap Growth Funds — 0.1%
Guggenheim S&P 500 Pure Growth ETF	26	2,205
iShares Russell 1000 Growth ETF	343	35,919
iShares S&P 500 Growth ETF	135	16,464
Vanguard Growth ETF	224	25,162

Total U.S. Large Cap Growth Funds		79,750

U.S. Large Cap Value Funds — 8.4%
Guggenheim S&P 500 Pure Value ETF	1,948	103,711
iShares Russell 1000 Value ETF(c)	38,315	4,044,915
iShares S&P 500 Value ETF	15,409	1,469,556
Vanguard Value ETF(c)	35,470	3,099,369

Total U.S. Large Cap Value Funds		8,717,551

U.S. Low Volatility Funds — 1.7%
iShares Edge MSCI Min Vol USA ETF(b)	25,168	1,180,128
PowerShares S&P 500 Low Volatility Portfolio(b)	14,126	604,734

Total U.S. Low Volatility Funds		1,784,862

U.S. Preferred Fund — 2.1%
iShares U.S. Preferred Stock ETF(b)	54,832	2,208,085

U.S. Short Term Treasury Bond Funds — 21.8%
iShares 1-3 Year Treasury Bond ETF(c)	39,834	3,395,052
iShares Short Treasury Bond ETF(b)	24,812	2,739,741
SPDR Barclays 1-3 Month T-Bill ETF*	32,870	1,502,816
Vanguard Short-Term Bond ETF(c)	182,552	14,804,967

Total U.S. Short Term Treasury Bond Funds		22,442,576

U.S. Small Cap Growth Funds — 7.8%
iShares Russell 2000 Growth ETF(b)	24,690	3,591,901
iShares S&P Small-Cap 600 Growth ETF(b)	13,872	1,868,558
Vanguard Small-Cap Growth ETF	19,985	2,609,242

Total U.S. Small Cap Growth Funds		8,069,701

Total Investment Companies
(Cost $97,138,827)		101,691,536

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Treasury & Agency Cash Management Institutional Shares, 0.21%(d)
(Cost $1,002,134)	1,002,134	1,002,134

See Notes to Schedules of Investments.

1

Schedule of Investments (continued)

July 31, 2016 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 11.5%

Money Market Fund — 11.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(e)
(Cost $11,823,845)	11,823,845	$11,823,845

Total Investments — 112.2%
(Cost $111,488,306)		115,500,868
Liabilities in Excess of Other Assets — (12.2)%		(12,470,311)
Net Assets — 100.0%		$103,030,557

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,565,447; total market value of collateral held by the Fund was $11,823,845.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $96,173,743.
(d)	Rate shown reflects the 7-day yield at July 31, 2016.
(e)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2016:

		Annual
		Financing		Notional
		Rate		Amount	Unrealized
		Received	Expiration	Long	Appreciation
Total Return Benchmark	Counterparties	(Paid)%	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	Morgan Stanley	1.40	5/21/2018	$918,206	$–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.97	12/29/2017 - 1/31/2018	306,069	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	(0.03) - (0.01)	10/31/2017 - 1/31/2018	(683,049)	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.82)	5/21/2018	(2,049,146)	–
Energy Select Sector SPDR Fund	Morgan Stanley	(0.48)	5/21/2018	(2,689,867)	–
Financial Select Sector SPDR Fund	Morgan Stanley	1.40	5/21/2018	833,215	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	1.34	5/21/2018	1,357	–
Guggenheim S&P 500 Pure Value ETF	Morgan Stanley	1.40	5/21/2018	65,645	–
Health Care Select Sector SPDR Fund	Morgan Stanley	(0.47)	5/21/2018	(309,880)	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	0.97	11/30/2017	324	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.40	5/21/2018	973	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	130,518	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1.40	5/21/2018	391,553	–
iShares 1-3 Year Treasury Bond ETF	Morgan Stanley	1.40	5/21/2018	1,610,932	–
iShares 1-3 Year Treasury Bond ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 1/31/2018	536,949	–
iShares China Large-Cap ETF	Morgan Stanley	(1.47)	5/21/2018	(206,367)	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	1.32	5/21/2018	3,126,410	–
iShares Core U.S. Aggregate Bond ETF	Bank of America Merrill Lynch	0.97	7/31/2017 - 1/31/2018	1,042,137	–
iShares Core U.S. Credit Bond ETF	Bank of America Merrill Lynch	0.97	4/28/2017 - 10/31/2017	88,346	–
iShares Core U.S. Credit Bond ETF	Morgan Stanley	1.40	5/21/2018	264,924	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	0.97	11/30/2017 - 12/29/2017	186,669	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.40	5/21/2018	559,960	–
iShares Europe ETF	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	51,959	–
iShares Europe ETF	Morgan Stanley	1.40	5/21/2018	155,878	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	(1.64) - (0.03)	8/31/2017 - 1/31/2018	(977,603)	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(1.12)	5/21/2018	(2,932,809)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.40	5/21/2018	9,886,219	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	0.97	4/28/2017 - 1/31/2018	3,295,406	–
iShares India 50 ETF	Morgan Stanley	1.40	5/21/2018	29,274	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	(3.36) - (3.35)	9/29/2017 - 12/29/2017	(338,750)	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	(3.97)	5/21/2018	(1,016,308)	–
iShares MSCI Brazil Capped ETF	Morgan Stanley	1.40	5/21/2018	53,882	–
iShares MSCI China ETF	Morgan Stanley	(1.45)	5/21/2018	(117,842)	–
iShares MSCI EAFE ETF	Bank of America Merrill Lynch	0.97	6/30/2017 - 1/31/2018	494,737	–
iShares MSCI EAFE ETF	Morgan Stanley	1.40	5/21/2018	1,484,152	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	(2.32)	5/21/2018	(279,789)	–
iShares MSCI Emerging Markets ETF	Morgan Stanley	(0.72)	5/21/2018	(820,139)	–
iShares MSCI Emerging Markets ETF	Bank of America Merrill Lynch	(0.91) - (0.03)	9/29/2017 - 1/31/2018	(273,392)	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.40	5/21/2018	616,924	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	205,653	–
iShares MSCI India ETF	Morgan Stanley	1.40	5/21/2018	150,735	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	0.97	10/31/2017 - 11/30/2017	232,203	–
iShares MSCI Japan ETF	Morgan Stanley	1.40	5/21/2018	696,622	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	(3.03) - (2.48)	9/29/2017 - 12/29/2017	(319,026)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(4.07)	5/21/2018	(957,078)	–
iShares MSCI Russia Capped ETF	Morgan Stanley	1.40	5/21/2018	837	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	0.97	10/31/2017	5,655	–
iShares Russell 1000 Growth ETF	Morgan Stanley	1.35	5/21/2018	17,069	–
iShares Russell 1000 Value ETF	Morgan Stanley	1.40	5/21/2018	1,919,263	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 1/31/2018	639,754	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	(0.98) - (0.03)	11/30/2017 - 1/31/2018	(81,601)	–
iShares Russell 2000 ETF	Morgan Stanley	(1.33)	5/21/2018	(244,723)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1.40	5/21/2018	1,704,298	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	0.97	8/31/2017 - 1/31/2018	568,099	–
iShares Russell 2000 Value ETF	Morgan Stanley	(1.57)	5/21/2018	(2,833,385)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	(0.93) - (0.03)	9/29/2017 - 1/31/2018	(944,428)	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	0.97	10/31/2017	2,561	–
iShares S&P 500 Growth ETF	Morgan Stanley	1.35	5/21/2018	7,806	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 1/31/2018	232,417	–
iShares S&P 500 Value ETF	Morgan Stanley	1.40	5/21/2018	697,346	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	0.97	8/31/2017 - 1/31/2018	295,532	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1.40	5/21/2018	886,595	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	(3.14) - (0.01)	8/31/2017 - 1/31/2018	(600,812)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(3.07)	5/21/2018	(1,802,314)	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 11/30/2017	433,288	–

iShares Short Treasury Bond ETF	Morgan Stanley	1.40	5/21/2018	1,299,975	–
iShares Silver Trust	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	91,584	–
iShares Silver Trust	Morgan Stanley	1.40	5/21/2018	274,731	–
iShares TIPS Bond ETF	Morgan Stanley	1.40	5/21/2018	2,154,350	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	349,222	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.40	5/21/2018	1,047,705	–
iShares U.S. Real Estate ETF	Morgan Stanley	(0.87)	5/21/2018	(222,730)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	(0.03)	10/31/2017 - 1/31/2018	(74,298)	–
JPMorgan Alerian MLP Index ETN	Morgan Stanley	1.40	5/21/2018	98,761	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	0.97	11/30/2017	1,157	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	1.40	5/21/2018	3,470	–
PowerShares DB G10 Currency Harvest Fund	Bank of America Merrill Lynch	0.97	11/30/2017 - 12/29/2017	356,192	–
PowerShares DB G10 Currency Harvest Fund	Morgan Stanley	1.40	5/21/2018	1,068,600	–
PowerShares DB Gold Fund	Morgan Stanley	(3.00)	5/21/2018	(769,453)	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	(2.85) - (0.01)	11/30/2017 - 1/31/2018	(256,470)	–
PowerShares DB US Dollar Index Bullish Fund	Morgan Stanley	(3.07)	5/21/2018	(3,168,417)	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	0.97	11/30/2017 - 12/29/2017	95,638	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	1.40	5/21/2018	286,955	–
PowerShares Senior Loan Portfolio	Morgan Stanley	1.40	5/21/2018	1,569,967	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	0.97	9/29/2017 - 12/29/2017	523,322	–
SPDR Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 10/31/2017	237,698	–
SPDR Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1.40	5/21/2018	713,095	–
SPDR Barclays Aggregate Bond ETF	Bank of America Merrill Lynch	0.97	7/31/2017 - 1/31/2018	37,014	–
SPDR Barclays Aggregate Bond ETF	Morgan Stanley	1.31	5/21/2018	111,042	–
SPDR Barclays Convertible Securities ETF	Bank of America Merrill Lynch	(0.80)	12/29/2017	(152,711)	–
SPDR Barclays Convertible Securities ETF	Morgan Stanley	(1.57)	5/21/2018	(458,089)	–
SPDR Barclays High Yield Bond ETF	Morgan Stanley	(0.57)	5/21/2018	(2,197,064)	–
SPDR Barclays High Yield Bond ETF	Bank of America Merrill Lynch	(0.90) - (0.03)	8/31/2017 - 12/29/2017	(732,343)	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 11/30/2017	93,360	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1.40	5/21/2018	280,032	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	0.97	11/30/2017	14,035	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.40	5/21/2018	42,062	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(1.32)	5/21/2018	(179,142)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	(0.03)	10/31/2017 - 1/31/2018	(59,679)	–
SPDR S&P China ETF	Morgan Stanley	(4.32)	5/21/2018	(40,725)	–
SPDR S&P International Small Cap ETF	Morgan Stanley	(3.07)	5/21/2018	(35,833)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.40	5/21/2018	792,515	–
VanEck Vectors Russia ETF	Morgan Stanley	1.40	5/21/2018	4,670	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	0.97	6/30/2017 - 1/31/2018	284,733	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.40	5/21/2018	854,235	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	(0.03)	9/29/2017 - 1/31/2018	(451,703)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	(0.58)	5/21/2018	(1,355,071)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.40	5/21/2018	802,387	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	0.97	10/31/2017 - 1/31/2018	267,478	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	(1.21) - (0.91)	9/29/2017 - 12/29/2017	(426,163)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.95)	5/21/2018	(1,278,489)	–
Vanguard Growth ETF	Morgan Stanley	1.35	5/21/2018	11,907	–
Vanguard Growth ETF	Bank of America Merrill Lynch	0.97	10/31/2017	3,932	–
Vanguard REIT ETF	Bank of America Merrill Lynch	(0.66) - (0.03)	10/31/2017 - 1/31/2018	(538,059)	–
Vanguard REIT ETF	Morgan Stanley	(0.79)	5/21/2018	(1,614,269)	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 11/30/2017	2,341,600	–
Vanguard Short-Term Bond ETF	Morgan Stanley	1.40	5/21/2018	7,024,801	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	0.97	8/31/2017 - 1/31/2018	412,700	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.40	5/21/2018	1,238,101	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(3.08)	5/21/2018	(3,586,459)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	(3.02) - (0.03)	8/31/2017 - 1/31/2018	(1,195,450)	–
Vanguard Total Bond Market ETF	Morgan Stanley	1.31	5/21/2018	2,534,460	–
Vanguard Total Bond Market ETF	Bank of America Merrill Lynch	0.97	7/31/2017 - 1/31/2018	844,792	–
Vanguard Value ETF	Morgan Stanley	1.40	5/21/2018	1,470,605	–
Vanguard Value ETF	Bank of America Merrill Lynch	0.97	9/29/2017 - 1/31/2018	490,202	–
WisdomTree International SmallCap Dividend Fund	Morgan Stanley	(3.57)	5/21/2018	(55,484)	–
Net Unrealized Appreciation (Depreciation)					$–

The total value of securities segregated as collateral for swap contracts with Morgan Stanley amounted to $27,997,165 and with Bank of America Merrill Lynch amounted to $68,176,578 at July 31, 2016.

Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a Reset date of July 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

	Level 1	Level 2		Level 3	Total

Description
Investments in Securities:(a)
Exchange Traded Notes	$983,353	$–		$–	$983,353
Investment Companies	101,691,536	–		–	101,691,536
Short-Term Investment:
Money Market Fund	1,002,134	–		–	1,002,134
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	11,823,845	–		–	11,823,845
Total Investments in Securities	$115,500,868	$–		$–	$115,500,868
Other Financial Instruments
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$115,500,868	$–		$–	$115,500,868

Liability Valuation Inputs
	Level 1	Level 2		Level 3	Total

Description
Other Financial Instruments
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2016 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At July 31, 2016, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at July 31, 2016 was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 112,890,716	$ 4,590,925	$ (1,980,773)	$ 2,610,152

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Noted to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2016

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	9/22/2016

* Print the name and title of each signing officer under his or her signature.